INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - EXCESS MSR INVESTMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended				6 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended				6 Months Ended													6 Months Ended
	Jun. 30, 2013	Apr. 02, 2013	Jan. 04, 2013	Dec. 31, 2012 MSRs Pool 6	Jun. 30, 2013 MSR Pool 11 Recapture Agreement		Dec. 31, 2011 MSRs		Jun. 30, 2013 MSRs		Dec. 31, 2012 MSRs		Nov. 30, 2012 MSRs	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6		Jan. 04, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Nov. 30, 2012 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 6 Recapture Agreement		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 7		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 7 Recapture Agreement		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 8		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 8 Recapture Agreement		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11		Mar. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 11 Recapture Agreement		Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs		Jul. 18, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 15, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 02, 2013 Excess Mortgage Servicing Rights Investees MSRs
Unpaid principal balance of underlying loans		$ 4,200,000					$ 9,705,512		$ 69,914,531		$ 76,560,751		$ 13,000,000		$ 11,149,355			$ 13,000,000			$ 34,480,698				$ 15,417,544				$ 22,817,213		$ 22,800,000			$ 83,864,810		$ 34,000,000	$ 4,000,000	$ 43,000,000
Investee Interest in Excess MSR															66.70%				66.70%		66.70%		66.70%		66.70%		66.70%		66.70%			66.70%
Ownership percentage in equity method investees		30.00%	50.00%	50.00%										50.00%	50.00%		50.00%		50.00%		50.00%		50.00%		50.00%		50.00%		50.00%			50.00%					4.20%	45.00%
Amortized Cost Basis					2,391	[1]	43,604	[1]	218,339	[1]	235,646	[1]			40,027	[2]			10,683	[2]	104,057	[2]	22,962	[2]	56,180	[2]	12,928	[2]	51,033	[2]		23,459	[2]	321,329	[2]
Carrying Value					$ 2,391	[3]	$ 43,971	[3]	$ 271,420	[3]	$ 245,036	[3]			$ 44,139	[4]			$ 13,284	[4]	$ 112,946	[4]	$ 25,965	[4]	$ 57,960	[4]	$ 14,103	[4]	$ 55,797	[4]		$ 27,669	[4]	$ 351,863	[4]
Weighted average yield	26.50% [5]				12.50%		20.00%		12.50%		17.60%				12.50%				12.50%		12.50%		12.50%		12.50%		12.50%		12.50%			12.50%		12.50%
Weighted average life (years)	3 years 4 months 24 days						6 years	[6]	5 years 9 months 18 days	[7]	5 years 4 months 24 days	[6]			4 years 9 months 18 days	[8]			10 years 8 months 12 days	[8]	5 years 1 month 6 days	[8]	12 years	[8]	5 years	[8]	11 years 8 months 12 days	[8]	5 years 3 months 18 days	[8]		9 years 10 months 24 days	[8]	6 years 4 months 24 days	[8]

[1]	(A) The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[2]	(A) Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[3]	(B) Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
[4]	(B) Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
[5]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[6]	(C) Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[7]	(C) Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[8]	(C) The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.